Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions
Schedule of major related party and their relationships

Name of related parties	Relationship with the Company
Tonglu Tongze Logistics Ltd. and its subsidiaries	Majority equity interests held by the employees of the Company
Shanghai Mingyu Barcode Technology Ltd.	Controlled by brother of chairman of the Company
Shanghai Kuaibao Network Technology Ltd.	The Company’s equity investee
ZTO Lianshang Technology Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Supply Chain Management Co., Ltd. and its subsidiaries	The Company’s equity investee
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	The Company’s equity investee
Hangzhou Tonglu Hengze Investment Co., Ltd.	Controlled by vice president of the Company
Ningbo Haitaotong International Logistics Co., Ltd.	The Company’s equity investee
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd	Controlled by chairman of the Company
Youmi Technology (Zhejiang) Co., Ltd.	The Company’s equity investee
ZTO ES Holding Limited	Entity controlled by chairman of the Company

Schedule of transactions with related parties

Transactions	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Revenues:
Transportation revenue from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	—	32,699	45,286
Advertisement revenue from Youmi Technology (Zhejiang) Co., Ltd.	—	—	2,170
Transportation revenue from ZTO Lianshang Technology Co., Ltd. and its subsidiaries	—	14	484
Advertisement revenue from Shanghai Kuaibao Network Technology Ltd.	—	2,936	119
Transportation revenue from Ningbo Haitaotong International Logistics Co., Ltd.	—	717	1,299
	—	36,366	49,358
Cost of revenues:
Transportation service fees paid to Tonglu Tongze Logistics Ltd. and its subsidiaries	547,500	479,124	331,288
Transportation service fees paid to ZTO Supply Chain Management Co., Ltd. and its subsidiaries	40,280	63,808	47,491
Purchases of supplies from Shanghai Mingyu Barcode Technology Ltd.	90,051	212,513	197,302
	677,831	755,445	576,081
Other operating income:
Rental income from ZTO Supply Chain Management Co., Ltd. and its subsidiaries	11,103	17,979	28,720
Rental income from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	—	9,739	17,215
Rental income from ZTO Lianshang Technology Co., Ltd. and its subsidiaries	—	—	899
Rental income from Youmi Technology (Zhejiang) Co., Ltd.	—	—	100
	11,103	27,718	46,934
Other income:
Gain on disposal of subsidiary from ZTO Lianshang Technology Co., Ltd. and its subsidiaries	12,904	—	—
Interest income related to financing receivables from ZTO Lianshang Technology Co., Ltd. and its subsidiaries	—	963	826
Interest income related to financing receivables from ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries	—	—	21
	12,904	963	847

Schedule of amounts due to related parties

	As of December 31,
	2019	2020
	RMB	RMB
Amounts due to related parties
Tonglu Tongze Logistics Ltd. and its subsidiaries	20,655	—
Shanghai Mingyu Barcode Technology Ltd.	16,906	16,652
ZTO Supply Chain Management Co., Ltd. and its subsidiaries	1,165	—
Others	217	3
Total	38,943	16,655

Schedule of amounts due from related parties

	As of December 31,
	2019	2020
	RMB	RMB
Amounts due from related parties
ZTO Cloud Warehouse Technology Co., Ltd. and its subsidiaries (1)	37,266	44,875
Tonglu Tongze Logistics Ltd. and its subsidiaries	—	9,220
ZTO Supply Chain Management Co., Ltd.	—	5,680
Youmi Technology (Zhejiang) Co., Ltd.	—	5,767
ZTO Lianshang Technology Co., Ltd. and its subsidiaries (2)	20,221	1,011
Hangzhou Tonglu Hengze Investment Co., Ltd. (3)	10,000	—
Shanghai Kuaibao Network Technology Ltd. (3)	6,512	6,600
Others	313	125
Total	74,312	73,278
Amounts due from related parties-non current
Zhongkuai (Tonglu) Future City Industrial Development Co., Ltd (4)	—	500,000
Total	—	500,000
(1)	The amount comprised loan to related parties with no interest bearing and accounts receivable generated from the transportation service provided by the Company.
(2)	Mainly comprised financing receivable from ZTO Lianshang Technology Co., Ltd. and its subsidiaries, refer to Note 17(a).
(3)	Amounts due from related parties were loans to related parties with no interest bearing.
(4)	The amount comprised a three-year loan to this related party with 7.2% annualized interest rate.